Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Schedule of Non-cash Financing and Investing Activities

Non-cash financing and investing activities:	2023	2022
Compensatory shares	$1,688	$1,029